ACCOUNTS RECEIVABLE, NET OF ALLOWANCE FOR DOUBTFUL ACCOUNTS	12 Months Ended
Dec. 31, 2021
ACCOUNTS RECEIVABLE, NET OF ALLOWANCE FOR DOUBTFUL ACCOUNTS
ACCOUNTS RECEIVABLE, NET OF ALLOWANCE FOR DOUBTFUL ACCOUNTS
3.	ACCOUNTS RECEIVABLE, NET OF ALLOWANCE FOR DOUBTFUL ACCOUNTS

Accounts receivable, net of allowance for doubtful accounts were summarized as follows:

	As of December 31,
	2020	2021
Accounts receivable	46,898	73,204
Allowance for doubtful accounts	(17,218)	(23,987)
Accounts receivable, net of allowance for doubtful accounts	29,680	49,217

As of December 31, 2020 and 2021, the Company does not have any off-balance-sheet credit exposure related to its customers.

The movement of the allowance for doubtful accounts for the years ended December 31, 2019, 2020 and 2021 was as follows:

	For the Year Ended December 31,
	2019	2020	2021
Balance as of the beginning of the year	—	4,842	17,218
Additions charged to bad debt expense	4,842	12,376	10,678
Reversal of allowance	—	—	(3,909)
Balance as of the end of the year	4,842	17,218	23,987